Reserves	12 Months Ended
Sep. 30, 2025
Reserves
Reserves

24.    Reserves

Share premium

Includes the difference in price between the par value of shares, and the total price the Group received for those shares, net of expenses.

Foreign currency translation reserve

Includes other comprehensive income relating to the translation of subsidiaries into the functional currency of the group.

Share based payment reserve

Cumulative charges in respect of share options and restricted stock units issued.

Retained earnings

Includes cumulative profit and loss and all other net gains and losses and transactions with owners (e.g. dividends) not recognised elsewhere.

Other reserves

Other reserve includes the IFRS 2 deemed acquisition cost and other reserves assumed as part of the reverse acquisition.